Stockholders’ Equity (Deficit) and Stock-Based Compensation - Employee Stock Purchase Plan (Details) - USD ($)	1 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 7,718,000		$ 41,000	$ 17,000	$ 5,833,000	$ 80,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for future issuance (in shares)	3,750,000
Maximum stock purchase, percentage of compensation	20.00%
Offering period length	6 months
Purchase price of common stock, percent of market value	85.00%
Maximum value of common stock purchase, per year	$ 25,000
Stock-based compensation expense			$ 0